Channing Intrinsic Value Small-Cap Fund
Schedule of Investments
October 31, 2024 - (Unaudited)
COMMON STOCKS — 97.86% Shares Fair Value
Communication Services — 5.54%
Madison Square Garden Entertainment Corp.
(a)
6,580 $ 274,452
Nexstar Media Group, Inc. 1,610 283,231
557,683
Consumer Discretionary — 10.62%
Asbury Automotive Group, Inc.
(a)
857 195,259
Boyd Gaming Corp. 3,378 234,062
Brunswick Corp. 2,882 229,811
Installed Building Products, Inc. 690 149,661
OneSpaWorld Holdings Ltd. 9,028 158,080
PVH Corp. 1,044 102,792
1,069,665
Energy — 3.92%
Northern Oil and Gas, Inc. 5,272 191,110
SM Energy Co. 4,855 203,764
394,874
Financials — 25.25%
Affiliated Managers Group, Inc. 1,520 294,728
Artisan Partners Asset Management, Inc., Class A 4,819 212,518
Evercore, Inc., Class A 867 229,035
Old National Bancorp 14,703 283,180
Pinnacle Financial Partners, Inc. 2,868 302,432
Selective Insurance Group, Inc. 1,283 116,522
SouthState Corp. 2,789 272,011
Stifel Financial Corp. 2,935 304,125
Synovus Financial Corp. 5,482 273,387
Wintrust Financial Corp. 2,199 254,842
2,542,780
Health Care — 4.61%
Integer Holdings Corp.
(a)
2,010 249,742
Merit Medical Systems, Inc.
(a)
2,175 214,586
464,328
Industrials — 18.68%
Brink's Co. (The) 2,637 271,057
Gates Industrial Corp. PLC
(a)
13,066 252,827
Herc Holdings, Inc. 1,336 279,411
Hexcel Corp. 3,602 211,401
MSA Safety, Inc. 1,529 253,738
Parsons Corp.
(a)
2,093 226,379
SPX Technologies, Inc.
(a)
974 139,759
XPO, Inc.
(a)
1,885 246,049
1,880,621
Information Technology — 10.78%
Advanced Energy Industries, Inc. 2,331 252,983
Belden, Inc. 1,752 199,500
FormFactor, Inc.
(a)
4,786 181,772
Littelfuse, Inc. 1,142 279,368

Channing Intrinsic Value Small-Cap Fund
Schedule of Investments (continued)
October 31, 2024 - (Unaudited)
COMMON STOCKS — 97.86% - (continued) Shares Fair Value
Information Technology — 10.78% - continued
Veeco Instruments, Inc.
(a)
5,960 $ 171,529
1,085,152
Materials — 6.34%
Allegheny Technologies, Inc.
(a)
3,974 209,470
Avient Corp. 5,519 257,240
Louisiana-Pacific Corp. 1,735 171,592
638,302
Real Estate — 6.71%
Corporate Office Properties Trust 8,802 283,424
Cushman & Wakefield PLC
(a)
9,115 123,508
STAG Industrial, Inc. 7,206 268,640
675,572
Utilities — 5.41%
Portland General Electric Co. 5,842 276,911
Southwest Gas Holdings, Inc. 3,661 268,168
545,079
Total Common Stocks (Cost $8,077,851) 9,854,056
MONEY MARKET FUNDS - 2.82%
First American Treasury Obligations Fund, Class X, 4.74%
(b)
284,286 284,286
Total Money Market Funds (Cost $284,286) 284,286
Total Investments — 100.68% (Cost $8,362,137) 10,138,342
Liabilities in Excess of Other Assets — (0.68)% (68,181)
NET ASSETS — 100.00% $ 10,070,161
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of October 31, 2024.
The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or  GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard
& Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.